Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 12, 2022
Entity Registrant Name	BNY Mellon ETF Trust
Entity Central Index Key	0001493580
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 12, 2022
Document Effective Date	Oct. 17, 2022
Prospectus Date	Oct. 17, 2022
BNY Mellon Global Infrastructure Income ETF | BNY Mellon Global Infrastructure Income ETF
Prospectus:
Trading Symbol	BKGI